Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2011	12,025	37.24	49.13
Granted	2,166	57.15	75.41
Exercised	2,575	30.62	40.40
Forfeited	469	36.66	48.37
Balance at December 31, 2012	11,147	42.66	56.29

Stock options for preference shares
Balance at December 31, 2011	49	18.64	24.59
Exercised	8	15.57	20.54
Forfeited	3	18.64	24.59
Balance at December 31, 2012	38	19.26	25.41

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	38	1.89	19.26	25.41	865	1,141
Options for ordinary shares	4,389	2.42	31.26	41.25	92,368	121,870

Schedule of stock options fair value assumptions
	2012	2011

Expected dividend yield	1.61%	1.62%
Risk-free interest rate	1.09%	2.55%
Expected volatility	22.20%	22.22%
Expected life of options	8 years	8 years
Weighted average exercise price (in €)	57.15	52.45
Weighted average exercise price (in US-$)	75.41	67.87